Share-Based Compensation (Details Narrative) - LandStar Inc. and Subsidiaries [Member] - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Share-based compensation expenses	$ 469,950
Restricted Stock [Member]
Share-based compensation, vesting period	1 year
Share-based compensation, expiration term	10 years
Unrecognized compensation and unvested	$ 296,000
Share-based compensation expenses	$ 229,250
Stock Options [Member]
Share-based compensation, vesting period	1 year
Share-based compensation, expiration term	10 years
Unrecognized compensation and unvested	$ 400,000